Stock-Based Compensation (Details 2) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Schedule of unvested stock options / restricted stock award
Beginning balance	5,150,000
Granted	325,000
Vested
Expired or canceled, during the period	(300,000)
Forfeited, during the period
Ending balance	5,175,000
Weighted average grant date fair value, Beginning balance	$ 0.65
Weighted average grant date fair value, Granted	$ 1.12
Weighted average grant date fair value, Vested
Weighted average exercise price, Expired or canceled, during the period	$ 0.45
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Ending balance	$ 0.68